Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

28. Related party transactions

For purposes of these consolidated financial statements, parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Also, parties under common control of the Company are considered to be related. Key management personnel are also related parties. In considering each possible related party relationship, attention is directed to the substance of the relationship, and not merely the legal form.

As of December 31, 2024, the Company held a receivable of $331,511 against Altamira Medica AG (“Medica”) (as of December 31, 2023, $0.00) and $19,821 (2023 $21,031) against Altamira Medica Pty Ltd, Melbourne (Australia), a wholly owned subsidiary of the associated company Medica.

The Company provides services in the areas of research and development, marketing and sales and administration to Medica. In 2024 the Company re-charged personnel costs in the amount of $661,308 (2023; $0.00) for its services to the associated company Medica.

PharmaTrail AG, a company founded by our Chief Executive Officer Thomas Meyer and led by Dominik Lysek as Chief Executive Officer, who is a member of our Board of Directors, has been renting part of our office space in Basel, Switzerland, under a sublease agreement. The rent payments received by us from PharmaTrail amounted to $68,705 in 2024 and $16,523 in 2023 and are equivalent to the rate which we are paying to the lessor of the office space and was determined “at arm’s length and reflect current market conditions for office space in Basel. The sublease did not exist in 2022.

Gremaud GmbH provides the Chief Financial Officer to the Company since November 19, 2021. The Chief Financial Officer is an employee of Gremaud GmbH and is not paid directly by the Company. Fees paid to Gremaud GmbH for CFO services in 2024 were $220,318 (2023: $283,905 and 2022 $205,223).

Samuel Wickline, Ph.D., the founder of Trasir, has been providing consulting services as Chief Scientific Adviser to the Company since January 2023.

He was employed as Chief Scientific Officer from June 2021 to December 2022. Fees paid to Dr Wickline amounted to $122,505 in 2024 and to $192,000 in 2023.

In September 2022, Thomas Meyer, the Company’s CEO, lent CHF 200,000 to the Company under a joint loan agreement with FiveT IM and Dominik Lysek for a total amount of CHF 600,000. The Loan to the Company’s CEO was repaid in July 2023 including accrued interest of CHF 8,438 ($9,392).

From December 2022 to March 2023, Mr. Meyer’s spouse provided one of the Company’s subsidiaries with a short-term loan of CHF 100,000, bearing interest at the rate of 5% per annum.